Shareholder Report, Average Annual Return (Details) 194168_Roundhill NFLX WeeklyPay ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill NFLX WeeklyPay ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Roundhill NFLX WeeklyPay ETF NAV
Average Annual Return, Percent	(28.92%)
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	14.82%